ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
6.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2013	2014

Billed receivable	$64,031	$44,528
Unbilled receivable	50,719	52,857
Accounts receivable, gross	114,750	97,385
Less: Allowance for doubtful accounts	(7,221)	(12,392)
Accounts receivable, net	$107,529	$84,993

Unbilled receivable represents amounts earned under the advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that the majority of such unbilled amounts will be billed and collected within twelve months of the balance sheet date.

Movement of allowance for doubtful accounts is as follows:

	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2012	$3,288	1,242	34	45	$4,609
2013	$4,609	2,439	-	173	$7,221
2014	$7,221	5,623	(247)	(205)	$12,392